Borrowings - Schedule of Hire Purchase Payable (Details) - Hire Purchase Payment [Member]	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Hire Purchase Payable [Line Items]
Minimum hire purchase payment	RM 538,885	$ 127,924	RM 271,825	$ 60,736
Less: Future interest charges	35,095	8,331	(21,825)	(4,877)
Present value of hire purchase payment	503,790	119,593	250,000	55,859
Repayable as follows:
Non-current liabilities	326,870	77,595	171,382	38,293
Current liabilities	176,920	41,998	78,618	17,566
Total	503,790	119,593	250,000	55,859
Not later than one (1) year [Member]
Schedule of Hire Purchase Payable [Line Items]
Minimum hire purchase payment	197,712	46,934	90,612	20,246
Later than one (1) year and not later than five (5) years [Member]
Schedule of Hire Purchase Payable [Line Items]
Minimum hire purchase payment	RM 341,173	$ 80,990	RM 181,213	$ 40,490